Asset Retirement Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Asset Retirement Obligations
Schedule of changes in the Company's ARO

	June 30, 2014	December 31, 2013
Asset retirement obligation — beginning of period	$21,171	$2,963
Additions to ARO from new properties	6,030	17,545
Reduction due to sale of property	(3,128)	-
Accretion expense during period	810	663
Asset retirement obligation — end of period	$24,883	$21,171

The following table reflects the changes in the Company’s ARO during the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
	(In thousands)
Asset retirement obligation — beginning of period	$2,963	$2,796
Additions to ARO from new properties	17,545	2,638
Sales or abandonments of properties	-	(2,686)
Accretion expense during period	663	215
Asset retirement obligation — end of period	$21,171	$2,963